U. S. GOVERNMENT SECURITIES (Details) - U.S. government securities - USD ($)	Jan. 31, 2019	Jan. 31, 2018
Carrying Value
Due within one year	$ 32,122,312	$ 23,797,451
Total	32,122,312	23,797,451
Fair Value, Inputs, Level 1 [Member]
Fair Value
Due within one year	32,138,647	23,800,904
Total	$ 32,138,647	$ 23,800,904